LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	$ 28,793	$ 25,919
Financing Receivable, Nonaccrual, No Allowance	19,599	54,833
Nonaccrual loans	48,392	80,752	$ 48,165
Restructured loans - accrual status	11,600	7,100	11,400
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,132	5,892	5,813
Interest included in income
Nonaccrual loans	1,618	1,636	1,042
Restructured loans	314	426	801
Impaired Financing Receivable, Interest Income, Accrual Method	1,932	2,062	1,843
Net impact on interest income	3,200	3,830	3,970
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	0	3
Restructured loans - nonaccrual status	16,000	14,700	18,500
Commercial & industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	11,077	18,711
Financing Receivable, Nonaccrual, No Allowance	6,285	10,519
Nonaccrual loans	17,362	29,230	24,346
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			1,013
Lease financing
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	203	0
Nonaccrual loans	203	0	223
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			0
Construction real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	0	0
Nonaccrual loans	0	0	0
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	17,716	6,957
Financing Receivable, Nonaccrual, No Allowance	1,796	27,725
Nonaccrual loans	19,512	34,682	7,295
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			388
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	251
Financing Receivable, Nonaccrual, No Allowance	8,305	11,350
Nonaccrual loans	8,305	11,601	10,892
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			319
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	2,922	5,076
Nonaccrual loans	2,922	5,076	5,242
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			121
Installment
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Nonaccrual, With Allowance	0	0
Financing Receivable, Nonaccrual, No Allowance	88	163
Nonaccrual loans	$ 88	$ 163	167
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method			$ 2